Other liabilities - Summary of Other Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure Of Other Liabilities [abstract]
Cash collateral	$ 13,907	$ 15,422
Accounts payable and accrued expenses	1,531	1,293
Payroll and related compensation	7,073	7,192
Payable to brokers, dealers and clients	4,078	2,932
Negotiable instruments	1,693	2,080
Accrued interest payable	2,223	1,781
Deferred income	2,259	2,079
Taxes payable	2,071	2,342
Precious metals certificates	346	387
Dividends payable	1,482	1,394
Insurance related liabilities	364	334
Deferred income taxes	84	97
Provisions	507	460
Employee benefit liabilities	1,902	2,336
Other	12,753	6,826
Other liabilities	$ 52,273	$ 46,955